Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net Loss	¥ (54,872)	¥ (72,188)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, equipment and leasehold improvement	623	514
Amortization of right-of-use asset	2,784	4,480
Amortization of intangible assets	1,050	1,050
Changes in fair value of warrant	(3,376)	127
Changes in fair value of amounts due to related party	3,286	3,836
Share-based compensation expense	27,116	33,875
Provision of allowance for current expected credit losses	1,430	485
Foreign exchange losses	1,055	6,334
Loss on disposal of property, equipment and leasehold improvement	7
Deferred income tax	(263)	(262)
Changes in operating assets and liabilities:
Accounts receivable	(174,597)	(27,255)
Prepayments and other current assets	4,092	(1,729)
Accounts payable	150,684	53,990
Contract liabilities	(1,021)	1,443
Salary and welfare benefits payable	(296)	3,518
Tax payable	(75)	(1,077)
Accrued expenses and other current liabilities	(2,168)	(9,907)
Lease liabilities	(134)	(4,825)
Net cash used in operating activities	(44,675)	(7,591)
Cash flows from investing activities:
Purchase of property, equipment and leasehold improvement	(1,442)	(171)
Proceeds from disposal of property, equipment and intangible assets		4
Loan provided to a third party (Note 5)	(10,000)
Placement of short-term investments	(85,654)	(14,452)
Cash received from maturities of short-term investments	35,634	34,823
Net cash generated from/(used in) investing activities	(61,462)	20,204
Cash flows from financing activities:
Cash received from short-term borrowings from bank (Note 9)	15,000	20,000
Cash repayments of short-term borrowings to bank (Note 9)	(20,000)
Net cash generated from/(used in) financing activities	(5,000)	20,000
Effect of foreign exchange rate changes on cash and cash equivalents	862	2,394
Net increase /(decrease) in cash and cash equivalents and restricted cash	(110,275)	35,007
Cash and cash equivalents and restricted cash at beginning of the period	248,392	119,945
Cash and cash equivalents and restricted cash at end of the period	138,117	154,952
Reconciliation to amounts on consolidated balance sheet:
Restricted cash at end of the period	5,000	5,000
Cash and cash equivalents at end of the period	133,117	149,952
Supplemental disclosures of cash flow information:
Cash payments of interest expense	(296)	(69)
Cash paid for income tax	(162)	(4)
Supplemental schedule of non-cash investing and financing activities:
Accretions to preferred shares redemption value		109,991
Right-of-use assets obtained in exchange for obligations	¥ 5,076	¥ 172